RECEIVABLES	3 Months Ended
Mar. 31, 2026
Schedule Of Amounts Receivable
RECEIVABLES

4. RECEIVABLES

As at	March 31, 2026	December 31, 2025
Trade accounts receivable	$822,660	$947,939
Sales tax receivable	334,262	93,643
	$1,156,922	$1,041,582

The average trade credit allowed on the sale of goods is between 30 and 60 days from the date of shipment. Sales that require deposits are typically agreed to in advance to mitigate the potential for default.

The Company has recognized an allowance for doubtful trade receivables on accounts that are past due by more than 31 days based on best estimates of future expected credit losses and estimated irrecoverable amounts determined by reference to past experiences.

In determining the recoverability of a trade receivable, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting year. The concentration of credit risk is limited due to the fact that the customer base is diversified. The provision for expected credit losses is as follows:

Provision for doubtful accounts

Balance at December 31, 2024	$(429,506)
Additional amounts provided for during the year	(302,067)
Trade receivables written off during the year	186,211
Foreign exchange	6,933
Balance at December 31, 2025	(538,429)
Additional amounts provided for during the period	(15,217)
Foreign exchange	(2,802)
Balance at March 31, 2026	(556,448)

During the three months ended March 31, 2026, the Company recorded a provision for doubtful accounts of $15,217 (2025 – $26,703).

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2026

Expressed in Canadian Dollars (unaudited)

4. RECEIVABLES (CONTINUED)

The Company assumes that the credit risk on a financial asset has increased if it is outstanding beyond the agreed payment terms. The Company considers a receivable to be in default when the customer is unlikely to pay its obligations to the Company in full. The carrying amount of a receivable is written off (either partially or in full) to the extent that there is no realistic prospect of recovery.

Indicators that there is no reasonable expectation of recovery include, amongst others, business failure, the failure of a debtor to engage in a repayment plan, and a failure to make contractual payments over the negotiated contract period.